LONG TERM DEBT, NET - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt	$ 4,798	$ 9,538
Less Short-term debt	0	0
Long-term debt	4,798	9,538
Term loan | Secured Debt
Debt Instrument [Line Items]
Debt instrument, gross	5,182	10,070
Term loan discount	$ (384)	$ (532)